SHORT-TERM BANK LOANS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
SHORT-TERM BANK LOANS
Short-term bank loans guaranteed by subsidiaries within the Group	$ 107,628	¥ 740,000	¥ 580,000
Short-term bank loans pledged by deposits	151,684	1,042,900	636,384
Total	$ 259,312	¥ 1,782,900	¥ 1,216,384